Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Gelesis
Other Long-Term Liabilities

	At December 31,
	2021	2020
Deferred IPO fees	$—	$738
Long-term tax liabilities	182	301
Contingent loss for research and development tax credits	2,990	3,233
Unpaid portion of acquisition of intangible asset and investment in related party (see Note 11)	—	5,912
One Srl call option (see Note 11)	2,416	1,545
Total other long-term liabilities	$5,588	$11,729